Leases - Summary Of Supplemental Cash Flow Information Operating Lease (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Summary Of Supplemental Cash Flow Information Operating Lease [Line Items]
Rent Concessions associated to base rent	$ 0.2	$ 1.5	$ 4.1
Leasehold Inducements	0.1	1.0
Accounts Receivable [Member]
Summary Of Supplemental Cash Flow Information Operating Lease [Line Items]
Leasehold Inducements	$ 0.1	$ 0.7